Note 5 - Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2012	June 30, 2013
Prospero Maritime Inc.	4,675,000	3,850,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	6,000,000	5,500,000
Manolis Shipping Ltd.	6,480,000	6,160,000
Trust Navigation Corp. / Tiger Navigation Co.	2,000,000	-
Saf Concord Shipping Ltd.	6,250,000	5,750,000
Eleni Shipping Ltd.	7,000,000	6,200,000
Pantelis Shipping Corp.	8,480,000	7,920,000
Aggeliki Shipping Ltd.	6,076,000	5,470,000
Noumea Shipping Ltd.	14,620,000	13,275,000
	61,581,000	54,125,000
Less: Current portion	(15,937,000)	(17,612,000)
Long-term portion	$45,644,000	$36,513,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2013	$8,481,000
2014	12,862,000
2015	16,612,000
2016	12,170,000
2017	4,000,000
Thereafter	-
Total	$54,125,000